Note 2 - Allowance for Credit Losses for Trade Accounts Receivable	12 Months Ended
Oct. 31, 2025
Notes to Financial Statements
Allowance for Credit Losses [Text Block]
(2)	Allowance for Credit Losses for Trade Accounts Receivable

A summary of changes in the allowance for credit losses for trade accounts receivable for the years ended October 31, 2025 and 2024 follows:

	Years ended October 31,
	2025	2024
Balance at beginning of year	$92,125	$71,189
Bad debt expense (recovery)	(19,216)	20,936
Balance at end of year	$72,909	$92,125